Fair value measurement - Equity security investments (Details) - Level 3 - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Changes in fair value measurement, assets [abstract]
Balance, beginning of period	¥ 143	¥ 36	¥ 46	¥ 39
Purchases			100	0
Change in fair value			(14)	(1)
Foreign exchange impact	(11)	2	0	0
Balance, end of period	¥ 132	¥ 38	¥ 132	¥ 38